united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

OnTrack Core Fund

Semi - Annual Report

June 30, 2015

Investor Class Shares (OTRFX)

Advisor Class Shares (OTRGX)

1-855-747-9555
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 25, 2015

Dear Shareholders,

This Semi-annual Report for The OnTrack Core Fund (“Fund”) covers the period from January 1, 2015 to June 30, 2015 (“the period”). Price Capital Management, Inc. serves as the sub-advisor to the OnTrack Core Fund. The Fund is managed for total return while keeping the Fund’s volatility and downside risk below that of major equity market indices.

During the period, the Investor Class Shares of the Fund declined by -0.93%, while the Advisor Class Shares of the Fund were down -1.02%. This compares with small advances during the period of 0.01% in the Barclays Capital U.S. 1-3 month Treasury Bill Index, and 1.23% for the S&P 500 Total Return Index.

In March, investors celebrated the 6th anniversary of the beginning of the bull market. Six years is two years longer than the average bull market, and the third longest bull market over the past 85 years. However, the market struggled, remaining in a broad trading range of 4.4% for approximately the first seven and a half months of the year before dropping on August 24th by 11.15% from its May 21st close. Even before these recent events, there were multiple signs of weakness in the divergence of key indicators, including a decline in high yield bonds accompanied by increased volatility in those normally low volatility instruments, without a comparable decline in the S&P 500. Moreover, in May, the new high in the Dow Jones Industrial Average was not confirmed by a new high in the Transportation Average.

The sub-advisor believes that these and other red flags warranted and continue to warrant a greater than normal emphasis on risk management. During April, as a result of the divergence in performance between high yield bonds and the S&P 500, the subadvisor attempted to create a portfolio with the characteristics of high yield bond funds and floating rate funds using sector ETF’s hedged with short positions. The Fund experienced only limited success with this approach, and volatility in the fund increased. As a result the sub-adviser liquidated the sector ETF and the short positions at the end of April and refocused on low volatility mutual funds. By the end of the period, the Fund held only a few very conservative income type mutual funds. At this point in the market cycle, while we remain concentrated on capital preservation, we view the steep sell-off as potentially setting the stage for some low–risk opportunities, whether the drawback turns out to be just a very sharp bull market correction or the start of a bear market downtrend.

We thank you for your trust in the Fund and look forward to reporting to you on the Fund’s progress in the annual report.

Price Capital Management, Inc.	Advisors Preferred, LLC

OnTrack Core Fund

Portfolio Review (Unaudited)

June 30, 2015

The Fund’s performance figures* for the periods ended June 30, 2015, as compared to its benchmarks:

				Annualized
			Since Inception	Since Inception
	Six Months	One Year	January 15, 2013	June 21, 2013
OnTrack Core Fund - Investor Class	(0.93)%	(3.66)%	1.66%	N/A
OnTrack Core Fund - Advisor Class	(1.02)%	(3.84)%	N/A	0.50%
Barclays U.S. Aggregate Bond Index **	(0.10)%	1.86%	1.56%	3.24%
S&P 500 Total Return Index ***	1.23%	7.42%	17.15%	16.01%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s Prospectus dated May 1, 2015 is 3.02% for the Investor Class and from the Prospectus dated May 1, 2015 is 3.22% for the Advisor Class. For performance information current to the most recent month-end, please call 1-855-747-9555.

**	The Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Investors cannot invest directly in an index.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Top Holdings	% of Net Assets
Money Market Fund	48.7%
Mutual Funds	45.9%
Other Assets Less Liabilities	5.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2015

Shares		Value
	MUTUAL FUNDS - 45.9%
	ALTERNATIVE FUND - 1.4%
29,843	Schooner Hedged Alternative Income Fund	$1,638,678

	ALTERNATIVE INVESTMENT FUND - 5.5%
487,988	Arbitrage Fund	6,397,522

	DEBT FUNDS - 39.0%
597,998	Angel Oak Flexible Income Fund	6,141,435
1,067,323	Angel Oak Multi-Strategy Income Fund	12,893,268
257,937	DoubleLine Flexible Income Fund	2,579,365
492,567	DoubleLine Low Duration Emerging Markets Fixed Income Fund	4,915,818
127,827	Palmer Square Income Plus Fund	1,288,496
625,489	Semper MBS Total Return Fund	6,880,380
641,308	Toews Hedged High Yield Bond Fund	6,842,755
405,442	Zeo Strategic Income fund	4,066,580
		45,608,097

	TOTAL MUTUAL FUNDS (Cost - $54,158,049)	53,644,297

	SHORT-TERM INVESTMENTS - 48.7%
	MONEY MARKET FUND - 48.7%
	Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class 0.10% *
56,873,366	(Cost - $56,873,366)	56,873,366

	TOTAL INVESTMENTS - 94.6% (Cost - $111,031,415) (a)	$110,517,663
	OTHER ASSETS LESS LIABILITIES - 5.4%	6,364,783
	NET ASSETS - 100.0%	$116,882,446

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven-day effective yield on June 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $111,031,415 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(513,752)
Net Unrealized Depreciation:	$(513,752)

TOTAL RETURN SWAPS

		Notional
	Number of	Amount at				Unrealized
Reference Entity	Shares	June 30, 2015	Interest Rate Payable (1)	Termination Date	Counterparty	(Depreciation)
Angel Oak Multi-Strategy Income Fund	6,500,000	$6,446,634	3-Mth USD_LIBOR plus 100 bp	1/5/2018	Barclays	$(53,366)
Angel Oak Multi-Strategy Income Fund	14,038,502	13,992,170	3-Mth USD_LIBOR plus 100 bp	3/19/2018	Barclays	(46,332)
Fidelity Treasury Portfolio	12,950,275	25,915,432	3-Mth USD_LIBOR plus 100 bp	6/15/2016	Barclays	—
Fidelity Treasury Portfolio	25,915,432	12,950,275	3-Mth USD_LIBOR plus 100 bp	6/16/2016	Barclays	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,323,602	5,319,204	3-Mth USD_LIBOR plus 100 bp	6/30/2016	CS	(4,398)
Osterweis Strategic Income Fund	6,500,000	6,438,309	3-Mth USD_LIBOR plus 100 bp	1/5/2018	Barclays	(61,691)
Osterweis Strategic Income Fund	14,000,000	13,987,816	1-Mth USD_LIBOR Plus 30 bp	1/5/2018	Barclays	(12,184)
SPDR Barclays High Yield Bond ETF	5,378,660	5,377,120	3-Mth USD_LIBOR plus 100 bp	6/30/2016	CS	(1,540)
Total						$(179,511)

CS - Credit Suisse Capital, LLC.

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

OnTrack Core Fund
Statement Of Assets and Liabilities (Unaudited)
June 30, 2015

ASSETS
Investment securities:
At cost	$111,031,415
At fair value	$110,517,663
Segregated cash at broker for swap contracts	5,150,000
Deposit with brokers for futures contracts	1,440,677
Receivables:
Dividends	184,302
Swaps - interest	146,911
Fund shares sold	31,015
Prepaid expenses and other assets	23,314
TOTAL ASSETS	117,493,882

LIABILITIES
Unrealized depreciation on swap contracts	179,511
Payables:
Investment advisory fees	289,436
Swaps - Interest	127,922
Fund shares redeemed	8,101
Distribution (12b-1) fees payable	3,705
Non 12b-1 shareholder servicing fees	2,761
TOTAL LIABILITIES	611,436
NET ASSETS	$116,882,446

NET ASSETS CONSIST OF:
Capital Stock	119,857,744
Undistributed net investment income	4,038,914
Accumulated net realized loss from investments, futures and swaps	(6,320,949)
Net unrealized depreciation on:
Investments	(513,752)
Swaps	(179,511)
NET ASSETS	$116,882,446

NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net Assets	$99,728,552
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	1,981,980
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$50.32
Advisor Class Shares:
Net Assets	$17,153,894
Shares of beneficial interest outstanding [No par value, unlimited shares of beneficial interest authorized]	341,553
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$50.22

See accompanying notes to financial statements.

OnTrack Core Fund
Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME
Interest	$1,935,170
Dividends	976,518
TOTAL INVESTMENT INCOME	2,911,688

EXPENSES
Investment advisory fees	1,632,313
Distribution (12b-1) fees- Advisor Class	21,649
NET EXPENSES	1,653,962

NET INVESTMENT INCOME	1,257,726

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FUTURES AND SWAPS
Net realized gain (loss) from:
Investments	200,273
Futures	294,208
Swaps	(2,308,038)
(1,813,557)
Net change in unrealized appreciation (depreciation) on:
Investments	(776,319)
Futures	(379,013)
Swaps	(184,127)
(1,339,459)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FUTURES AND SWAPS	(3,153,016)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,895,290)

See accompanying notes to financial statements.

OnTrack Core Fund
Statement of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2015	December 31, 2014
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)	$1,257,726	$(635,685)
Net realized gain (loss) from investments, futures, foreign currency and swaps	(1,813,557)	1,921,809
Net change in unrealized appreciation (depreciation) on investments futures, foreign currency contracts and swaps	(1,339,459)	(1,132,140)
Net increase (decrease) in net assets resulting from operations	(1,895,290)	153,984

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:
Investor Class	—	(2,498,023)
Advisor Class	—	(514,207)
From net realized capital gains:
Investor Class	—	(2,054,600)
Advisor Class	—	(440,409)
Net decrease in net assets resulting from dividend and distributions to shareholders	—	(5,507,239)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	40,322,146	36,214,084
Advisor Class	2,488,190	6,620,448
Reinvestment of dividends and distributions:
Investor Class	—	4,167,050
Advisor Class	—	177,427
Payments for shares redeemed:
Investor Class	(26,687,090)	(88,059,904)
Advisor Class	(3,517,003)	(17,914,796)
Total increase (decrease) in net assets from share of beneficial interest	12,606,243	(58,795,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,710,953	(64,148,946)

NET ASSETS
Beginning of Period	106,171,493	170,320,439
End of Period^	$116,882,446	$106,171,493
^ Includes undistributed net investment income	$4,038,914	$2,781,188

SHARE ACTIVITY
Investor Class:
Shares Sold	772,434	682,671
Shares Reinvested	—	80,106
Shares Redeemed	(520,356)	(1,715,010)
Net increase (decrease) in shares of beneficial interest outstanding	252,078	(952,233)

Advisor Class:
Shares Sold	48,590	126,407
Shares Reinvested	—	3,415
Shares Redeemed	(67,790)	(350,907)
Net decrease in shares of beneficial interest outstanding	(19,200)	(221,085)

See accompanying notes to financial statements.

OnTrack Core Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Investor Class
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30, 2015		December 31, 2014	December 31, 2013 (a)
	(Unaudited)
Net asset value, beginning of period	$50.79		$52.19	$50.00

Activity from investment operations:
Net investment income (loss) (b)	0.50		(0.19)	(0.28)
Net realized and unrealized gain (loss) on investments	(0.97)		0.50	2.53
Total from investment operations	(0.47)		0.31	2.25

Less distributions from:
Net investment income	—		(0.93)	(0.06)
Net realized gains	—		(0.78)	—
Total distributions	—		(1.71)	(0.06)

Net asset value, end of period	$50.32		$50.79	$52.19

Total return (c)	(0.93	)% (d)	0.56%	4.51	% (d)

Net assets, at end of year (000s)	$99,729		$87,866	$139,977

Ratio of net expenses to average net assets (e)	2.50	% (f)	2.55%	2.56	% (f)
Ratio of net investment loss to average net assets (e,g)	1.96	% (f)	(0.37)%	(0.57	)% (f)

Portfolio Turnover Rate	230	% (d)	338%	412	% (d)

(a)	Investor Class commenced operation on January 15, 2013.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(c)	Total returns assumes reinvestment of all distributions.

(d)	Not Annualized.

(e)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

OnTrack Core Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Advisor Class
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	June 30, 2015		December 31, 2014	December 31, 2013 (a)
	(Unaudited)
Net asset value, beginning of period	$50.74		$52.15	$51.31

Activity from investment operations:
Net investment income (loss) (b)	0.43		(0.26)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.95)		0.50	0.89
Total from investment operations	(0.52)		0.24	0.84

Less distributions from:
Net investment income	—		(0.87)	—
Net realized gains	—		(0.78)	—
Total distributions	—		(1.65)	—

Net asset value, end of period	$50.22		$50.74	$52.15

Total return (c)	(1.02	)% (d)	0.41%	1.64	% (d)

Net assets, at end of year (000s)	$17,154		$18,306	$30,344

Ratio of net expenses to average net assets (e)	2.71	% (f)	2.75%	2.69	% (f)
Ratio of net investment loss to average net assets (e,g)	1.68	% (f)	(0.50)%	(0.20	)% (f)

Portfolio Turnover Rate	230	% (d)	338%	412	% (d)

(a)	Advisor Class commenced operation on June 21, 2013.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year

(c)	Total returns assumes reinvestment of all distributions.

(d)	Not Annualized.

(e)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

OnTrack Core Fund
Notes to Financial Statements (Unaudited)
June 30, 2015

1.	ORGANIZATION

OnTrack Core Fund (the “Fund”) is a non-diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total returns while keeping the Fund’s volatility and downside risk below that of major equity market indices. The Fund commenced operations on January 15, 2013.

The Fund currently offers two classes of shares: Investor Class and Advisor Class. Investor Class shares commenced operations on January 15, 2013 and Advisor Class shares on June 21, 2013. Investor Class and Advisor Class shares are offered at Net Asset Value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Mutual Funds	$53,644,297			$53,644,297
Short-Term Investments	56,873,366	—	—	56,873,366
Total Investments	$110,517,663	$—	$—	$110,517,663
Liabilities
Derivatives:
Swaps	$—	$(179,511)	$—	$(179,511)

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of any level during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classifications.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2013 and 2014 or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities, and derivatives, amounted to $154,594,680 and $122,153,033 respectively.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statement of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to the Fund may be collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

Forward Foreign Currency Exchange Contracts – The Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing Forward Contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Deposits with Brokers for Futures Contracts at June 30, 2015 represent partially restricted deposits of $1,440,677 to meet margin and other broker regulatory requirements, and excess funds not required for margin.

4.	Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation or depreciation on swaps and futures contracts. During the six months ended June 30, 2015, the Fund is subject to a master netting arrangement for swaps and futures. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2015.

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented
	Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Swaps Contracts	$(179,511)	$—	$179,511	$—	$179,511	$—
Total	$(179,511)	$—	$179,511	$—	$179,511	$—

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2015:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Net Unrealized appreciation on swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts as of June 30, 2015

Asset Derivatives Investment Value
Derivative Investment Type	June 30, 2015	Interest Rate Risk	Equity Risk
Total Return Swaps	$(179,511)	$—	$(179,511)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from swaps
Net unrealized appreciation (depreciation) on swaps

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2015:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the
				Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	Currency Risk	June 30, 2015
Futures	$1,283,883	$(1,264,411)	$274,736	$294,208
Swaps	—	(2,308,038)	—	(2,308,038)
Total	$1,283,883	$(3,572,449)	$274,736	$(2,013,830)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
				Total for the
			Foreign	Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	Exchange Risk	June 30, 2015
Futures	$(8,533)	$(370,480)	$—	$(379,013)
Swaps	—	(184,127)	—	(184,127)
Total	$(8,533)	$(554,607)	$—	$(563,140)

Associated Risk

The derivative instruments outstanding as of June 30, 2015 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Fund invests in derivative instruments (the “Product”) issued for the Fund by Credit Suisse and Barclays Bank (“Barclays”). If Credit Suisse and Barclays become insolvent, Credit Suisse and Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse or Barclays financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENTS / TRANSACTIONS WITH AFFILIATES

Advisors Preferred LLC (“Advisor”), serves as investment Advisor to the Fund. The Advisor has engaged Price Capital Management, Inc. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund.

Pursuant to an advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 2.50% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor pays all operating expenses of the Fund, with the exception of shareholder servicing fees, 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest dividend on securities sold short, if any), taxes and extraordinary expenses. Pursuant to the advisory agreement, the Advisor received $1,632,313 in advisory fees.

In addition, certain affiliates of GFS provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), Provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of the Advisor.

BluGiant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. These expenses are the responsibility of the Advisor.

The Board has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act and a Shareholder Servicing Plan (the “Servicing Plan”). The Rule 12b-1 Plan and Servicing Plan provide that a monthly distribution and service fee is calculated by the Fund at an annual rate of up to 0.25% and up to 0.15% (currently set at 0.10%), respectively, of its average daily net assets attributable to the Advisor Class and Investor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

shareholder servicing and distribution-related activities or services and/or maintenance of Advisor Class and Investor Class accounts, not otherwise required to be provided by the Advisor. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended June 30, 2015 pursuant to the Rule 12b-1 Plan and Servicing Plan, the Advisor Class and Investor Class paid $21,649 and $0, respectively, which was paid out to brokers and dealers. The Distributor is an affiliate of the Advisor.

Each Trustee who is not an “interested person” of the Trust or Advisor was compensated at a rate of $15,000 per year, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2015, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Advisor executed trades on behalf of OnTrack Core Fund and received $7,088 in trade commissions.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended December 31, 2014 and period ended December 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2014	December 31, 2013
Ordinary Income	$5,002,688	$96,632
Long-Term Capital Gain	504,551	—
Return of Capital	—	—
	$5,507,239	$96,632

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$2,785,804	$—	$(3,137,842)	$—	$(990,537)	$262,567	$(1,080,008)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to mark-to-market on section 1256 and swap contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $990,537.

At December 31, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$2,830,723	$307,119	$3,137,842

OnTrack Core Fund
Notes to Financial Statements (Unaudited) (Continued)
June 30, 2015

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of ordinary income distributions, adjustments for real estate investment trusts, swap gains/(losses) and return of capital on corporations, resulted in reclassifications for the year ended December 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$6,429,103	$(6,429,103)

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds – Money Market Portfolio – Institutional Class. The Fund may redeem its investment from Fidelity Institutional Money Market Funds – Money Market Portfolio – Institutional Class at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Funds – Money Market Portfolio – Institutional Class. The financial statements of the Fidelity Institutional Money Market Funds – Money Market Portfolio – Institutional Class, including the portfolio of investments, can be found at Fidelity website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2015 the percentage of the Fund’s net assets invested in the Fidelity Institutional Money Market Funds – Money Market Portfolio – Institutional Class was 48.7%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statement.

OnTrack Core Fund
Expense Example (Unaudited)
June 30, 2015

As a shareholder of OnTrack Core Fund, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the OnTrack Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the OnTrack Core Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	1/1/2015	6/30/2015	1/1/2015-6/30/2015
Investor Class	2.50%	$1,000.00	$990.70	$12.34
Advisor Class	2.71%	$1,000.00	$989.80	$13.37
Table 2
Hypothetical	Annualized	Beginning	Ending	Expenses Paid During
(5% return before	Expense	Account	Account	Period *
expenses)	Ratio	1/1/2015	6/30/2015	1/1/2015-6/30/2015
Investor Class	2.50%	$1,000.00	$1,012.40	$12.47
Advisor Class	2.71%	$1,000.00	$1,011.36	$13.51

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

OnTrack Core Fund
SUPPLEMENTAL INFORMATION(Unaudited)
June 30, 2015

Renewal of Advisory and Sub-Advisory Agreement – OnTrack Core Fund

At a meeting held on November 18, 2014, (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the OnTrack Core Fund (the “Fund”) and the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Price Capital Management, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Agreements, each of the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of investment management personnel; (b) the Adviser and Sub-Adviser’s operations and financial condition; (c) the Adviser’s brokerage practices (including any soft dollar arrangements); (d) the level of the advisory and sub-advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser and Sub-Adviser’s fund-related operations; (g) the Adviser and Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (h) information regarding the historical performance record of other investment funds advised by the Adviser.

In its consideration of the renewals of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and Sub-Adviser’s Forms ADV, a description of the manner in which investment decisions are made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and executed by the Adviser, a review of the experience of professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Fund to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser.

With respect to the Adviser, the Trustees noted the experience of the Adviser’s staff and reviewed the description provided by the Adviser of its practices for monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Trustees further discussed their satisfaction with the Adviser’s commitment to maintaining a high level of communication with the

OnTrack Core Fund
SUPPLEMENTAL INFORMATION(Unaudited) (Continued)
June 30, 2015

Sub-Adviser. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund were satisfactory and reliable. With respect to the Sub-Adviser, the Trustees considered the consistency and experience of the Sub-Adviser’s portfolio management team. The Trustees further considered that the Sub-Adviser has not experienced any material compliance issues and that the level of communication between the Adviser and Sub-Adviser appears to be sufficient and effective, and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreement and that the nature, overall quality and extent of the management services provided by Sub-Adviser to the Fund was satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser. The Trustees noted that, although the Adviser does not directly manage the investment decisions of the Fund, the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Fund’s stated investment objective such that would provide a reasonable basis for considering that the Adviser is carrying out its function appropriately, including its duties with respect to compliance, trade execution, overall administration of the Fund and its other related duties.

With respect to the performance of the Sub-Adviser, the Trustees considered the performance of the Fund for the year to date and since inception periods ended September 30, 2014, noting that the Fund had underperformed its primary benchmark, the S&P 500 Total Return Index, as well as the Barclay’s U.S. Aggregate Bond Index, for both periods. The Trustees took into consideration that recent market conditions were not conducive to the Fund’s investment strategy, and the Fund would be expected to underperform during periods of strong appreciation in equity markets. The Trustees took into account the historical performance of other accounts managed by the Sub-Adviser utilizing a substantially similar investment strategy to that of the Fund, and determined that the Fund should be able to deliver returns consistent with the Fund’s investment objective and strategy over a full market cycle. Based on the information provided, the Trustees concluded that the Sub-Adviser’s performance was satisfactory and that the Sub-Adviser was expected to obtain an acceptable level of investment returns to shareholders.

Fees and Expenses. As to the costs of the services provided and profits realized by each of the Adviser and Sub-Adviser, the Trustees first considered the structure of the Fund’s fees, taking into account that the Fund charges a unitary fee of 2.50% (Advisor Class shares) of the Fund’s average annual net assets. The Trustees considered that the Adviser is compensated at a rate of 0.35% and that the Sub-Adviser is entitled to the remaining 2.15%, less all operational costs of the Fund. The Trustees considered the allocation of the responsibilities as between the Adviser and Sub-Adviser, noting that the Sub-Adviser is responsible for the management of the Fund’s portfolio and the Adviser provides oversight and support services to the Sub-Adviser. The Trustees concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by the Adviser was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively.

With respect to the consideration of the level of the Fund’s unitary fee, the Trustees considered the Fund’s fee as compared to the Fund’s Morningstar category average. The Trustees considered that the Fund’s fee was higher than the median and highest fees, but noted that due to the structure of the

OnTrack Core Fund
SUPPLEMENTAL INFORMATION(Unaudited) (Continued)
June 30, 2015

Fund’s fee a comparison to only management fees was inapplicable. The Trustees considered that in comparison to the net expense ratios of the Morningstar Multialternative category, that the Fund’s expense ratio was higher than the median, but not the highest. The Trustees also considered the relative sophistication of the investment strategy offered by the Sub-Adviser and the comparable fees charged by the Sub-Adviser to access the investment strategy through privately offered funds. The Trustees concluded that the advisory and sub-advisory fees were reasonable and that the overall expense ratio was acceptable in light of the factors considered.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for both the 12 month period and since inception periods ended October 31, 2014. The Trustees considered that based on current assets levels, that the net profits both in terms of dollar amount and as a percentage of the advisory fee allocable to each of the Adviser and Sub-Adviser were not excessive. The Trustees concluded that the Adviser’s and Sub-Adviser’s level of profitability from each of the Adviser’s and Sub-Adviser’s relationship with the Fund were reasonable.

Economies of Scale. The Trustees considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Fund. The Trustees reviewed and considered the profitability analyses and selected financial information of each of the Adviser and Sub-Adviser and also took into account the assets raised in the Fund since its inception. The Trustees concluded that at current asset levels economies of scale were not a relevant consideration at this time. The Trustees also took into account that given the potential constraints on the size of the Fund due to its investment strategy, that the Fund may not reach a size where true economies of scale are realized.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year period was in the best interests of the Fund and its current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

PRIVACY NOTICE

Rev. Jan. 2013

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Price Capital Management, Inc.
85 Chanteclaire Circle
Gulf Breeze, FL 32561

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 8/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 8/28/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 8/28/15